ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Tables)	6 Months Ended
Jun. 30, 2024
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
Schedule of movement of allowance for deductions from revenue

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2024	8,087	2,567	10,654
Increases	4,565	103	4,668
Decreases (utilized)	(3,184)	(518)	(3,702)
Adjustments	423	408	831
As of June 30, 2024	9,891	2,560	12,451
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2023	46,636	1,234	47,870
Increases	16,918	759	17,677
Decreases (utilized)	(48,598)	(1,072)	(49,670)
Adjustments	910	(403)	507
As of June 30, 2023	15,866	518	16,384